COLUMBIA FUNDS SERIES TRUST

Columbia Mid Cap Index Fund

(the “Fund”)

Supplement dated November 16, 2012 to

the Fund’s prospectus dated July 1, 2012, as supplemented

The Fund’s prospectus offering Class A and Class I shares is revised and supplemented as follows:

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the Class I column of the table entitled “Annual Fund Operating Expenses” and the Class I row of the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.02%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.23%
Fee waivers and/or reimbursements(b)	-0.02%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.21%

(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
(b)

Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 15, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.20% for Class I.

Example

	1 year*	3 years*	5 years*	10 years*
Class I Shares	$22	$72	$127	$291

*	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on November 15, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Shareholders should retain this Supplement for future reference.

C-1691-1 A (11/12)

COLUMBIA FUNDS SERIES TRUST

Columbia Mid Cap Index Fund

(the “Fund”)

Supplement dated November 16, 2012 to

the Fund’s prospectus dated November 8, 2012

The Fund’s prospectus offering Class R5 shares is revised and supplemented as follows:

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R5 Shares
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.07%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.28%
Fee waivers and/or reimbursements(b)	-0.07%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.21%

(a)	Other expenses are based on estimated amounts for the current fiscal year.
(b)

Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 15, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.20% for Class R5.

Example

	1 year*	3 years*	5 years*	10 years*
Class R5 Shares	$22	$83	$150	$349

*	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on November 15, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Shareholders should retain this Supplement for future reference.

C-1692-1 A (11/12)